Commitment and contingencies - Contractual Charter Revenues (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending December 31, 2012	$ 952,530
Twelve months ending December 31, 2013	540,992
Twelve months ending December 31, 2014	432,676
Twelve months ending December 31, 2015	112,533
Twelve months ending December 31, 2016 and thereafter	$ 162,567